Fair Value of Financial Investments and Liabilities - Company's Investments in Available-for-Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Cost Basis	$ 19	$ 19
Pre-tax Unrealized Gains	3	3
Pre-tax Unrealized Losses
Recorded Basis	$ 22	$ 22